Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income (loss)	$ (7,394)	$ 895
Adjustment for non-cash items:
Remeasurement gain on secured note	(36,967)
Gain on disposition of mineral interests		(21,943)
Environmental rehabilitation expense	6,722	5,377
Stock-based compensation	3,138	3,506
Other income - flow-through shares	(1,366)	(2,373)
Income tax expense	8,268	4,630
Unrealized foreign exchange loss	21,158
Other non-cash items	(2,044)	457
Adjustment for cash items:
Environmental rehabilitation disbursements	(4,499)	(3,320)
Changes in working capital items:
Amounts receivable and prepaid expenses	(845)	(5,056)
Accounts payable and accrued liabilities	5,846	6,090
Net cash used in operating activities	(7,983)	(11,737)
Investing Activities
Investment in short-term deposits	(401,825)	(24,349)
Redemption of short-term deposits	349,378	15,011
Mineral interests, property and equipment	(183,296)	(73,611)
Interest paid	(14,735)
Long-term receivables and other assets	(30,545)	(9,172)
Investment in reclamation deposits	(5,412)	(8,465)
Cash proceeds from disposition of mineral interests		21,943
Net cash used in investing activities	(286,435)	(78,643)
Financing Activities
Secured note	282,263
Share issuance net of costs	36,579	59,104
Exercise of options	7,321	17,707
Exercise of warrants		7,825
Payment of lease liabilities	(334)	(77)
Net cash from financing activities	325,829	84,559
Effects of exchange rate fluctuation on cash and cash equivalents	3,216	(184)
Net increase (decrease) in cash and cash equivalents during the year	34,627	(6,005)
Cash and cash equivalents, beginning of the year	11,523	17,528
Cash and cash equivalents, end of the year	$ 46,150	$ 11,523